Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

14.    Subsequent Events

            At December 31, 2011, we had a 49.0% ownership interest in GCI which owned 45 properties located in Italy. On January 9, 2012, we sold our entire ownership interest in GCI to our venture partner, Auchan S.A. The aggregate cash we received related to the sale of our interest in GCI was $378.0 million. We expect to record a gain on the sale in the first quarter of 2012.